Leases (Details 1) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Maturities of operating lease liabilities
For the remaining months of fiscal 2023	$ 64,221
Fiscal 2024	125,243
Fiscal 2025	105,149
Fiscal 2026	105,149
Fiscal 2027	105,149
Thereafter	351,807
Total future minimum lease payments	856,718
Less: Imputed interest	(262,109)
Total	$ 594,609	$ 563,699